Average Annual Total Returns - Class P Shares - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	TAG Composite Index (reflects no deduction for fees or expenses) 1 Year	TAG Composite Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses) 1 Year	MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses) Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Inception
Total	12.20%	7.32%	Apr. 17, 2018	11.88%	6.86%	7.44%	5.59%	16.00%	10.23%	16.20%	10.29%	7.49%	6.54%